Subsequent Event (Details) - USD ($)								12 Months Ended
	Aug. 02, 2026	Jul. 14, 2026	Jul. 13, 2026	May 21, 2026	Apr. 14, 2026	Aug. 14, 2025	Jan. 14, 2025	Jun. 30, 2026	Jul. 06, 2026	May 12, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Ordinary shares of par value (in Dollars per share)								$ 0.32			$ 0.0025
Stock reverse split, description				128-to-1	On August 14, 2026, the Company effected a reverse stock split at a ratio of 20-to-1. All share-counts, weighted-average shares outstanding and earnings-per-share data for all periods presented within the consolidated financial statements and accompanying notes have been retrospectively adjusted to give effect to this 20-to-1 reverse stock-split.	On August 14, 2026, the Company effected a reverse stock split at a ratio of 20-to-1.	25-to-1	Due to the impact of the stock reverse split on January 14, 2025, May 21, 2026 and August 14, 2026, the number of shares to be exchanged in the company's above-mentioned issued portfolio needs to be reduced at a ratio of 25 to 1, 128 to 1 and 20 to 1, respectively.
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares of par value (in Dollars per share)									$ 0.0000001
Paid-up capital per share									$ 0.3199999
Common stock, shares issued pre-consolidation			300,000
Common stock, shares issued			15,000
Pre-funded warrants			485,000
Pre-funded warrants, pre-consolidation			9,700,000
Exercise price of warrants, pre-consolidation			$ 0.33
Warrants exercise price			$ 6.6
Net Proceeds in Connection with aforementioned offering, After deducting the placement agent's fees and other offering expenses		$ 3,590,000
Payments of cash deposit for a proposed acquisition	$ 2
Cash deposition	$ 2
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized share capital									$ 11,000,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Common stock, shares issued								95,232			862
Warrants exercise price								$ 0.6		$ 10.355
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized share capital									100,000,000,000,000
Ordinary Share Offering Price			$ 8
Pre-Consolidation Price per share			$ 0.4
Class B Ordinary Share [Member]
Subsequent Event [Line Items]
Common stock, shares issued								15,895			270
Warrants exercise price								$ 0.0001
Class B Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized share capital									10,000,000,000,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares of par value (in Dollars per share)									$ 0.32
Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares of par value (in Dollars per share)									$ 0.0000001